Reconciliation Tax Computed Applying Statutory Income Tax Rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (135,831)	¥ (943,082)	¥ (353,445)	¥ (311,804)
Income tax benefit computed at applicable tax rates (25%)	33,958	235,770	88,361	77,951
Non-deductible expenses	(2,392)	(16,610)	(19,216)	(6,095)
Research and development expenses	1,119	7,766	6,871	6,879
Effect of tax holidays	244	1,691	2,743	6,305
Preferential rate	(1,593)	(11,060)	6,183	20,049
Current and deferred tax rate differences	(219)	(1,521)	(2,876)	(8,553)
International rate differences	(7,402)	(51,392)	(90,773)	(108,066)
Tax exempted income	1,423	9,878		2,118
Unrecognized tax benefits	(2,092)	(14,525)	(529)	3,872
Deferred tax expense	218	1,516	(387)	(3,109)
Change in valuation allowance	(22,861)	(158,724)	(36,529)	(7,704)
Prior year provision to return true up	1,204	8,371	(1,678)	(320)
Income tax (expense) benefits	$ 1,607	¥ 11,160	¥ (47,830)	¥ (16,673)